Defined benefit plans	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Defined benefit plans
18. Defined benefit plans

	December 31, 2018	December 31, 2017
Income statement charge for:
Pension plan	$3,463	$2,841
Supplemental Pension Plan	92	610
	$3,555	$3,451

Actuarial losses recognised in the statement of other
comprehensive income in the period (before tax)	$(1,197)	$(3,121)

Cumulative actuarial losses recognised in the statement of
other comprehensive income (before tax)	$(19,838)	$(18,641)

The Company operates defined benefit pension plans in Canada including a registered pension plan (“the Pension Plan”) and a supplemental pension plan (“the SERP”). During the second quarter of 2012, the SERP was converted into a Retirement Compensation Arrangement (“RCA”), a trust account. As it is a trust account, the assets in the account are protected from the Company’s creditors. The RCA requires the Company to remit 50% of any contributions and any realized investment gains to the Receiver General of Canada as refundable tax.
These plans, which are only available to certain qualifying employees, provide benefits based on an employee’s years of service and final average earnings at retirement. Annual contributions related to these plans are actuarially determined and are made at or in excess of minimum requirements prescribed by legislation.
Eldorado’s plans have actuarial valuations performed for funding purposes. The last actuarial valuations for funding purposes performed for the Pension Plan and the SERP are as of January 1, 2017 and the next valuations will be prepared in accordance with the funding policy as of January 1, 2019. The measurement date to determine the pension obligation and assets for accounting purposes was December 31, 2018.
The SERP is designed to provide supplementary pension benefits to qualifying employees affected by the maximum pension limits under the Income Tax Act pursuant to the registered Pension Plan. Further, the Company is not required to pre-fund any benefit obligation under the SERP.

18. Defined benefit plans (continued)
Total cash payments
No contributions were required to the Pension Plan and the SERP during 2018 (2017 – $1,415). Cash payments totalling $4,182 were made directly to beneficiaries during the year (2017 – $1,542). For the year 2019, the expected amount of contributions to the Pension Plan is $31. No contributions are expected to the SERP.
Subsidiaries pension plan
According to the Greek and Turkish labour laws, employees are entitled to compensation in case of dismissal or retirement, the amount of which varies depending on salary, years of service and the manner of termination (dismissal or retirement). Employees who resign or are dismissed with cause are not entitled to compensation. The Company considers this a defined benefit obligation. Amounts relating to these pension plans have been included in the tables in this note under “Pension Plan” when applicable.
The amounts recognised in the consolidated statement of financial position for all pension plans are determined as follows:

	December 31, 2018			December 31, 2017
	Pension Plan	SERP	Total	Pension Plan	SERP	Total

Present value of obligations	$(16,239)	$(37,075)	$(53,314)	$(16,028)	$(43,956)	$(59,984)
Fair value of plan assets	1,864	46,195	48,059	2,429	53,875	56,304
Asset (liability) on balance sheet	$(14,375)	$9,120	$(5,255)	$(13,599)	$9,919	$(3,680)

The movement in the present value of the defined benefit obligation over the years is as follows:

	2018			2017
	Pension Plan	SERP	Total	Pension Plan	SERP	Total

Balance at January 1,	$(16,028)	$(43,956)	$(59,984)	$(12,936)	$(37,686)	$(50,622)
Current service cost	(2,935)	(269)	(3,204)	(2,102)	(877)	(2,979)
Past service cost	—	(146)	(146)	(206)	(208)	(414)
Interest cost	(601)	(1,403)	(2,004)	(620)	(1,508)	(2,128)
Actuarial gain (loss)	(1,209)	2,512	1,303	(292)	(2,390)	(2,682)
Benefit payments	1,066	2,829	3,895	1,060	1,485	2,545
Exchange gain (loss)	3,468	3,358	6,826	(932)	(2,772)	(3,704)
Balance at December 31,	$(16,239)	$(37,075)	$(53,314)	$(16,028)	$(43,956)	$(59,984)

18. Defined benefit plans (continued)
The movement in the fair value of plan assets over the years is as follows:

	2018			2017
	Pension Plan	SERP	Total	Pension Plan	SERP	Total

At January 1,	$2,429	$53,875	$56,304	$2,054	$49,306	$51,360
Interest income on plan assets	73	1,726	1,799	86	1,983	2,069
Actuarial gain (loss)	(64)	(2,436)	(2,500)	(55)	(384)	(439)
Contributions by employer	—	—	—	219	1,196	1,415
Benefit payments	(399)	(2,828)	(3,227)	(57)	(1,485)	(1,542)
Exchange gain (loss)	(175)	(4,142)	(4,317)	182	3,259	3,441
At December 31,	$1,864	$46,195	$48,059	$2,429	$53,875	$56,304

The amounts recognised in the consolidated statement of operations are as follows:

	2018			2017
	Pension Plan	SERP	Total	Pension Plan	SERP	Total

Current service cost	$2,935	$269	$3,204	$2,102	$877	$2,979
Interest cost	601	1,404	2,005	620	1,508	2,128
Past Service Cost	—	146	146	206	208	414
Expected return on plan assets	(73)	(1,727)	(1,800)	(87)	(1,983)	(2,070)
Defined benefit plans expense	$3,463	$92	$3,555	$2,841	$610	$3,451

The actual return on plan assets was a loss of $685 (2017 – gain of $1,416).
The principal actuarial assumptions used were as follows:

	2018				2017
	Pension Plan			SERP	Pension Plan			SERP
	Greece	Turkey	Canada	Canada	Greece	Turkey	Canada	Canada
	%	%	%	%	%	%	%	%

Expected return on plan assets	—	—	3.4	3.4	—	—	3.9	3.9
Discount rate - beginning of year	1.7	11.0	3.4	3.4	1.6	10.5	3.9	3.9
Discount rate - end of year	1.7	15.0	3.9	3.9	1.7	11.0	3.4	3.4
Rate of salary escalation	2.8	9.0	2.0	2.0	2.8	6.5	2.0	2.0
Average remaining service period of active employees expected to receive benefits	—	—	1.6 years	1.6 years	—	—	8.2 years	8.2 years

18. Defined benefit plans (continued)
Plan Assets
The assets of the Pension Plan and the amounts deposited in the SERP account are managed by a major investment management company and are invested only in conformity with the investment requirements of applicable pension laws.
The following table summarizes the defined benefit plans’ weighted average asset allocation percentages by asset category:

	December 31, 2018		December 31, 2017
	Pension Plan	SERP	Pension Plan	SERP
Investment funds
Money market	2%	1%	—	6%
Canadian fixed income	98%	6%	100%	2%
Canadian equities	—	22%	—	20%
US equities	—	10%	—	19%
International equities	—	12%	—	7%
Other (1)	—	49%	—	46%
Total	100%	100%	100%	100%

[1] Assets held by the Canada Revenue Agency in the refundable tax account

The sensitivity of the overall pension obligation to changes in the weighted principal assumptions is:

	Change in assumption	Impact on overall obligation
Discount rate	Increase by 0.5%	Decrease by $2,189
	Decrease by 0.5%	Increase by $2,401
Salary escalation rate	Increase by 0.5%	Increase by $nil
	Decrease by 0.5%	Decrease by $nil